Income tax benefit - Breakdown of unrecognized deferred tax assets (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	kr 580,932	kr 873,515		kr 722,186
Research and development expenses	136,755	210,148		145,822
Rights	35,849	43,019		43,019
Non-current assets	50,308	67,590		62,953
Other	79,986	104,377		102,074
Total temporary differences	kr 883,830	kr 1,298,649		kr 1,076,054
Tax rate	22.00%	22.00%		22.00%
Calculated potential deferred tax asset at local tax rate	kr 194,443	kr 285,703		kr 236,732
Write-down of deferred tax asset	(194,443)	(285,703)		(236,732)
Recognized deferred tax asset	0	0		0
Cash receivable relating to tax loss	kr 1,195	5,500	[1]	5,500	kr 5,875
Tax losses		kr 156,500		kr 81,500

[1]	See note 1 to the consolidated financial statements.